Post-retirement benefit obligations - Sensitivity Analysis (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025
Sensitivity analysis
Cost inflation as premium over CPI	2.00%
South Africa | Healthcare | Healthcare cost inflation
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R 518	R 434
Increase (decrease) in net obligation due to decrease in actuarial assumption	R (450)	R (377)
South Africa | Healthcare | Discount rate
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R (433)	R (360)
Increase (decrease) in net obligation due to decrease in actuarial assumption	R 505	R 419
United States of America | Healthcare | Healthcare cost inflation
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
United States of America | Healthcare | Discount rate
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R (7)	R (21)
Increase (decrease) in net obligation due to decrease in actuarial assumption	R 9	R 25